BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM BANK DEBT

(a) Short-term bank loans

	December 31, 2024	December 31, 2023
Secured short-term loans (1)	$1,780,948	$8,547,509
Add: amounts due within one year under long-term loan contracts	305,775	-
Total short-term bank loans	$2,086,723	$8,547,509

SCHEDULE OF SECURED SHORT-TERM BANK DEBT

(1) Detailed information of secured short-term loan balances as of December 31, 2024 and 2023 were as follows:

	December 31, 2024	December 31, 2023
Guaranteed by IST and Mr. Lin and Collateralized by the real property of ISIOT and equity investment of IST HK	$-	$1,777,205
Collateralized by office buildings of IST and guaranteed by Mr. Lin	-	4,936,680
Guaranteed by Mr. Lin and IST HK	1,095,968	1,128,384
Guaranteed by Mr. Lin and Mr. Du Yong	684,980	-
Guaranteed by Mr. Lin	-	705,240
Total	$1,780,948	$8,547,509

SCHEDULE OF LONG-TERM BANK DEBT

(b) Long-term bank loans

	December 31, 2024	December 31, 2023
Secured long-term loans	$6,106,871	$-
Less: amounts due within one year under long-term loan contracts	(305,775)	-
Total long-term bank loans	$5,801,096	$-

SCHEDULE OF SECURED LONG-TERM BANK DEBT

Detailed information of secured long-term loan balances as of December 31, 2024 and 2023 were as follows:

	December 31, 2024	December 31, 2023
Guaranteed by ISIOT and Mr. Lin and Collateralized by real property of ISIOT, future rental income of ISIOT, patents of Biznest, and equity investment of IST HK	$1,202,825	$-
Collateralized by office buildings of IST and guaranteed by Mr. Lin	4,234,135	-
Guaranteed by Biznest, ISIOT, IST, and Mr. Lin and Collateralized by real property of ISIOT, office buildings of IST, patents of TNM, and future rental income of ISIOT	669,911	-
Total	$6,106,871	$-